Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 207,000,011.25
Previously Paid Amount	0.00
Total Fee Amount	28,586.70
Total Offset Amount	0.00
Net Fee	28,586.70
Narrative - Max Aggregate Offering Price	$ 207,000,011.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true